Accounts and Notes Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Receivables from franchisees	$ 67,115	$ 45,700
Debit and credit card receivables	48,610	40,652
Meal voucher receivables	11,683	11,024
Notes receivable	3,685	2,230
Allowance for doubtful accounts	(19,791)	(16,367)
Accounts and notes receivable, Net	$ 111,302	$ 83,239